Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Millions, $ in Millions		Total		Common shares [Member]		Common shares in Share Trusts [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]		Retained earnings [Member]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2019	[1]			712.3		1.8
Shareholders' equity, beginning balance at Dec. 31, 2019	[1]	$ 18,041		$ 3,650		$ (163)		$ 403	$ (3,739)		$ 17,890
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		3,545	[2]								3,545	[1]
Stock options exercised (in shares)				0.8
Stock options exercised		56		$ 65				(9)
Settlement of equity settled awards (in shares)				0.6		(0.6)
Settlement of equity settled awards		(57)				$ 62		(82)			(37)
Stock-based compensation expense and other		$ 65						67			(2)
Repurchase of common shares (in shares)		(3.3)		(3.3)
Repurchase of common shares		$ (379)		$ (17)							(362)
Share purchases by Share Trusts (in shares)				(0.1)		0.1
Share purchases by Share Trusts		(14)				$ (14)
Other comprehensive income (loss)		28	[2]						28	[1]
Dividends		$ (1,634)									(1,634)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2020		711.6		710.3	[1]	1.3	[1]
Shareholders' equity, ending balance at Dec. 31, 2020	[1]	$ 19,651		$ 3,698		$ (115)		379	(3,711)		19,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		4,899	[3]								4,899	[1]
Stock options exercised (in shares)				0.7
Stock options exercised		52		$ 60				(8)
Settlement of equity settled awards (in shares)				0.4		(0.4)
Settlement of equity settled awards		(64)				$ 38		(60)			(42)
Stock-based compensation expense and other		$ 84						86			(2)
Repurchase of common shares (in shares)		(10.3)		(10.3)
Repurchase of common shares		$ (1,582)		$ (54)							(1,528)
Share purchases by Share Trusts (in shares)				(0.2)		0.2
Share purchases by Share Trusts		(26)				$ (26)
Other comprehensive income (loss)		1,470	[2]						1,470	[1]
Dividends		$ (1,740)									(1,740)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2021		702.0		700.9	[1]	1.1	[1]
Shareholders' equity, ending balance at Dec. 31, 2021	[1]	$ 22,744		$ 3,704		$ (103)		397	(2,241)		20,987
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		5,118									5,118
Stock options exercised (in shares)				0.6
Stock options exercised		61		$ 70				(9)
Settlement of equity settled awards (in shares)				0.4		(0.4)
Settlement of equity settled awards		(68)				$ 38		(84)			(22)
Stock-based compensation expense and other		$ 75						77			(2)
Repurchase of common shares (in shares)		(30.2)		(30.2)
Repurchase of common shares		$ (4,709)		$ (161)							(4,548)
Share purchases by Share Trusts (in shares)				(0.7)		0.7
Share purchases by Share Trusts		(105)				$ (105)
Other comprehensive income (loss)		272							272
Dividends		$ (2,004)									(2,004)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022		672.4		671.0		1.4
Shareholders' equity, ending balance at Dec. 31, 2022		$ 21,384		$ 3,613		$ (170)		$ 381	$ (1,969)		$ 19,529

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[3]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.